Note 4 - Advances for Vessels Under Construction - Schedule of Advances for Vessels Under Construction (Details) - USD ($)	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Balance	$ 85,375,650		$ 59,083,594	$ 7,615,958
Advances for vessels under construction		$ 111,194,917	$ 51,467,636
Vessel “Gregos” [Member]
Newbuilding vessel “Gregos” delivered during the period	(42,356,864)
Vessel “Terataki” [Member]
Newbuilding vessel “Gregos” delivered during the period	$ (42,545,997)